Supplemental cash flow disclosures	12 Months Ended
Nov. 30, 2024
Supplemental cash flow disclosures [abstract]
Supplemental cash flow disclosures
21.	Supplemental cash flow disclosures
The Company entered into the following transactions, which had no impact on its cash flows.

	2024	2023	2022

Deferred financing transactions costs included in accounts payable and accrued liabilities	$101	$-	$-

Additions to property and equipment included in accounts payable and accrued liabilities	-	-	156

Costs related to issuance of long-term debt included in accounts payable and accrued liabilities	144	-	-

Costs related to repayment of long-term debt included in accounts payable and accrued liabilities	95	-	-

Acquisition of derivative financial assets included in accounts payable and accrued liabilities	-	-	104

Additions to intangible assets included in accounts payable and accrued liabilities	-	-	2,832

Reclassification of other Deferred financing costs to long-term debt	-	-	38

Share issue cost included in accounts payable and accrued liabilities	-	505	37